DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

China Gerui Advanced Materials Group Limited ("the Company" or "China Gerui") was incorporated in the British Virgin Islands ("BVI") on March 11, 2008. China Gerui was incorporated solely for the purpose of acquiring the issued share capital of Wealth Rainbow Development Limited (“Wealth Rainbow”), which was organized for the sole purpose of acquiring and holding all of the outstanding equity capital in Henan Green Complex Materials Co., Ltd. (“Henan Green”). Neither China Gerui nor Wealth Rainbow has any active business operations other than their ownership of Henan Green. Through Henan Green, the Company manufactures and sells specialty, high-end, high precision, ultra thin, high strength, cold-rolled, narrow and wide strip steel products that are characterized by stringent performance and specification requirements that mandate a high degree of manufacturing and engineering expertise, and are extensively used in the manufacturing industry throughout mainland China. The Company's products are not standardized commodity products, but are tailored to customers' requirements and then incorporated into products that end-users make for various applications. The Company sells its products to its customers in the People's Republic of China (PRC) and to a limited extent to customers outside the PRC in a diverse range of industries, including the food packaging, telecommunication, electrical appliance, and construction materials industries.

Wealth Rainbow was formed on March 1, 2007 by our chairman and CEO's family. On October 21, 2008, Wealth Rainbow acquired 100% of the outstanding shares of Henan Green pursuant to a stock transfer agreement. Subsequent to the stock transfer, Wealth Rainbow became the sole shareholder of Henan Green. The change of ownership was approved by the Chinese Government on October 21, 2008.

On February 26, 2013, the Company's subsidiary, Henan Green, entered into an asset transfer agreement to acquire the land use rights of Company’s related party, Zhengzhou No. 2 Iron and Steel Company Limited ("Zhengzhou Company"). Zhengzhou Company owns land use rights 24.94 acres, among which 6.69 acres of land has been leased to Henan Green. The total consideration to be paid is approximately $43.6 million. The payment of acquisition was fully settled on June 30, 2013 but the land use right transfer was still in process. The carrying amount of land use rights in an amount of $17.4 million was included as the Company's land use rights. The difference between the fair value and the carrying amount on Zhengzhou Company in the amount of $26.2 million was presented as a reduction of additional paid in capital and retained earnings for the year ended December 31, 2013 as the land use right was purchased from a related party.

Details of the Company’s subsidiaries (“together referred to as the “Group””) which are included in these consolidated financial statements are as follows:

Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Wealth Rainbow Development Limited	Hong Kong,	100%	Intermediate holding company
"Wealth Rainbow"	People's Republic of China (“PRC”)
	March 1, 2007

Henan Green Complex Materials Co., Ltd.	PRC	100%	Operating entity
"Henan Green"	December 31, 2000	(throughWealth Rainbow)